Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Granting of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, and do not time the public release of such information based on award grant dates. Other than our RSU grants in every April to our independent directors, we have not made any awards to any named executive officer or employee during the past two fiscal years.

Award Timing Method [Text Block]	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	we have not made any awards to any named executive officer or employee during the past two fiscal years.
MNPI Disclosure Timed for Compensation Value [Flag]	false